UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 19, 2006 to August 31, 2006

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Ultra S&P500® ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Shares	Value

Common Stocks (a) — 86.9%
Consumer Discretionary — 8.5%
Amazon.Com, Inc.*	1,443	$44,488
Apollo Group, Inc., Class A*	650	32,637
Autonation, Inc.*	693	13,465
Autozone, Inc.*	255	23,027
Bed Bath & Beyond, Inc.*	1,323	44,625
Best Buy Co., Inc.	1,877	88,219
Big Lots, Inc.*	533	9,781
Black & Decker Corp.	361	26,584
Brunswick Corp.	437	12,542
Carnival Corp.	2,028	84,973
CBS Corp., Class B	3,598	102,723
Centex Corp.	573	29,194
Circuit City Stores, Inc.	700	16,527
Clear Channel Communications, Inc.	2,350	68,244
Coach, Inc.*	1,803	54,433
Comcast Corp., Class A*	9,854	344,890
DR Horton, Inc.	1,274	27,939
Darden Restaurants, Inc.	598	21,169
Dillards, Inc., Class A	282	8,793
Dollar General Corp.	1,452	18,673
Dow Jones & Co., Inc.	273	9,833
EW Scripps Co., Class A	390	17,733
Eastman Kodak Co.	1,339	28,481
Family Dollar Stores, Inc.	732	18,717
Federated Department Stores, Inc.	2,577	97,874
Ford Motor Co.	8,759	73,313
Fortune Brands, Inc.	688	49,949
Gannett Co., Inc.	1,114	63,331
Gap, Inc. (The)	2,567	43,151
General Motors Corp.	2,634	76,860
Genuine Parts Co.	805	33,271
Goodyear Tire & Rubber Co. (The)*	820	11,152
H&R Block, Inc.	1,538	32,344
Harley-Davidson, Inc.	1,247	72,962
Harman International Industries, Inc.	315	25,553
Harrah’s Entertainment, Inc.	860	53,630
Hasbro, Inc.	803	16,301
Hilton Hotels Corp.	1,546	39,377
Home Depot, Inc.	9,640	330,556
International Game Technology	1,589	61,463
Interpublic Group of Cos., Inc.*	2,035	18,681
JC Penney Co., Inc.	1,104	69,596
Johnson Controls, Inc.	910	65,456
Jones Apparel Group, Inc.	528	16,526
KB Home	358	15,308
Kohl’s Corp.*	1,593	99,578
Leggett & Platt, Inc.	852	19,639
Lennar Corp., Class A	648	29,056
Limited Brands, Inc.	1,602	41,219
Liz Claiborne, Inc.	486	18,162
Lowe’s Cos., Inc.	7,234	195,752
Marriott International, Inc., Class A	1,533	57,733
Mattel, Inc.	1,818	34,251
McDonald’s Corp.	5,819	208,902
McGraw-Hill Cos., Inc. (The)	1,666	93,146
Meredith Corp.	202	9,563
New York Times Co., Class A	682	15,359
Newell Rubbermaid, Inc.	1,289	34,790
News Corp., Class A	11,048	210,243
Nike, Inc., Class B	873	70,503
Nordstrom, Inc.	1,008	37,649

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Discretionary (Continued)
Office Depot, Inc.*	1,341	$49,402
OfficeMax, Inc.	329	13,663
Omnicom Group, Inc.	798	69,761
Pulte Homes, Inc.	1,001	29,700
RadioShack Corp.	635	11,468
Sears Holdings Corp.*	445	64,129
Sherwin-Williams Co. (The)	524	27,059
Snap-On, Inc.	270	11,799
Stanley Works (The)	327	15,444
Staples, Inc.	3,405	76,817
Starbucks Corp.*	3,582	111,078
Starwood Hotels & Resorts Worldwide, Inc.	1,014	54,006
Target Corp.	4,024	194,721
Tiffany & Co.	652	20,603
Time Warner, Inc.	18,981	315,464
TJX Cos., Inc.	2,135	57,111
Tribune Co.	1,020	31,834
Univision Communications, Inc., Class A*	1,033	35,700
VF Corp.	415	29,004
Viacom, Inc., Class B*	3,366	122,186
Walt Disney Co.	10,250	303,913
Wendy’s International, Inc.	541	34,570
Whirlpool Corp.	367	29,694
Wyndham Worldwide Corp.*	926	27,095
Yum! Brands, Inc.	1,273	62,224
		5,388,334

Consumer Staples — 8.6%
Alberto-Culver Co.	361	17,772
Altria Group, Inc.	9,741	813,666
Anheuser-Busch Cos., Inc.	3,599	177,719
Archer-Daniels-Midland Co.	3,052	125,651
Avon Products, Inc.	2,097	60,205
Brown-Forman Corp., Class B	384	29,560
Campbell Soup Co.	862	32,385
Clorox Co.	701	41,927
Coca-Cola Co. (The)	9,567	428,697
Coca-Cola Enterprises, Inc.	1,409	31,421
Colgate-Palmolive Co.	2,403	143,844
ConAgra Foods, Inc.	2,419	57,572
Constellation Brands, Inc.*	922	25,161
Costco Wholesale Corp.	2,197	102,798
CVS Corp.	3,813	127,926
Dean Foods Co.*	637	25,238
Estee Lauder Cos., Inc. (The)	549	20,236
General Mills, Inc.	1,660	90,022
HJ Heinz Co.	1,560	65,270
Hershey Co. (The)	837	45,165
Kellogg Co.	1,134	57,494
Kimberly-Clark Corp.	2,144	136,144
Kroger Co. (The)	3,374	80,335
McCormick & Co., Inc. (Non-Voting)	625	22,762
Molson Coors Brewing Co., Class B	268	18,840
Pepsi Bottling Group, Inc.	631	22,091
PepsiCo, Inc.	7,708	503,178
Procter & Gamble Co.	15,324	948,556
Reynolds American, Inc.	784	51,015
Safeway, Inc.	2,096	64,829
Sara Lee Corp.	3,542	58,903
Supervalu, Inc.	957	27,332
Sysco Corp.	2,887	90,623
Tyson Foods, Inc., Class A	1,176	17,322
UST, Inc.	752	39,751
Wal-Mart Stores, Inc.	11,665	521,659
Walgreen Co.	4,712	233,056
Whole Foods Market, Inc.	650	34,853
WM Wrigley Jr. Co.	1,030	47,813
		5,438,791

Energy — 8.6%
Anadarko Petroleum Corp.	2,140	100,387
Apache Corp.	1,544	100,792
Baker Hughes, Inc.	1,594	113,461

See accompanying notes to the Schedules of Portfolio Investments.

Energy (Continued)
BJ Services Co.	1,499	$51,431
Chesapeake Energy Corp.	1,924	60,741
Chevron Corp.	10,353	666,733
ConocoPhillips	7,702	488,538
Consol Energy, Inc.	855	31,182
Devon Energy Corp.	2,047	127,917
El Paso Corp.	3,251	47,205
EOG Resources, Inc.	1,129	73,182
Exxon Mobil Corp.	28,235	1,910,662
Halliburton Co.	4,816	157,098
Hess Corp.	1,125	51,502
Kinder Morgan, Inc.	485	50,615
Marathon Oil Corp.	1,697	141,699
Murphy Oil Corp.	783	38,297
Nabors Industries Ltd.*	1,447	47,577
National Oilwell Varco, Inc.*	812	53,024
Noble Corp.	643	42,046
Occidental Petroleum Corp.	3,986	203,246
Rowan Cos., Inc.	520	17,784
Schlumberger Ltd.	5,507	337,579
Sunoco, Inc.	626	45,016
Transocean, Inc.*	1,511	100,859
Valero Energy Corp.	2,877	165,140
Weatherford International Ltd.*	1,620	69,660
Williams Cos., Inc.	2,778	68,422
XTO Energy, Inc.	1,703	77,946
		5,439,741

Financials — 18.9%
ACE Ltd.	1,512	81,436
Aflac, Inc.	2,335	105,238
Allstate Corp. (The)	2,958	171,387
AMBAC Financial Group, Inc.	490	42,429
American Express Co.	5,763	302,788
American International Group, Inc.	12,127	773,945
Ameriprise Financial, Inc.	1,135	51,904
AmSouth Bancorp	1,612	46,184
AON Corp.	1,490	51,509
Apartment Investment & Management Co. (REIT)	446	22,853
Archstone-Smith Trust (REIT)	1,003	53,340
Bank of America Corp.	21,293	1,095,951
Bank of New York Co., Inc. (The)	3,596	121,365
BB&T Corp.	2,567	109,868
Bear Stearns Co., Inc. (The)	570	74,300
Boston Properties, Inc. (REIT)	427	43,396
Capital One Financial Corp.	1,407	102,852
Charles Schwab Corp. (The)	4,814	78,516
Chicago Mercantile Exchange Holdings, Inc.	161	70,840
Chubb Corp.	1,933	96,959
Cincinnati Financial Corp.	807	37,655
CIT Group, Inc.	924	41,635
Citigroup, Inc.	23,202	1,145,019
Comerica, Inc.	755	43,224
Commerce Bancorp, Inc.	858	28,580
Compass Bancshares, Inc.	598	34,684
Countrywide Financial Corp.	2,835	95,823
E*Trade Financial Corp.*	1,987	46,873
Equity Office Properties Trust (REIT)	1,709	63,387
Equity Residential (REIT)	1,352	67,424
Fannie Mae	4,525	238,241
Federated Investors, Inc., Class B	388	12,990
Fifth Third Bancorp	2,604	102,441
First Horizon National Corp.	579	22,106
Franklin Resources, Inc.	710	69,871

See accompanying notes to the Schedules of Portfolio Investments.

Financials (Continued)
Freddie Mac	3,220	$204,792
Genworth Financial, Inc.	1,705	58,703
Golden West Financial Corp.	1,190	89,833
Goldman Sachs Group, Inc.	2,021	300,422
Hartford Financial Services Group, Inc.	1,407	120,805
Huntington Bancshares, Inc.	1,138	27,221
Janus Capital Group, Inc.	980	17,424
JPMorgan Chase & Co.	16,211	740,194
Keycorp	1,882	69,239
Kimco Realty Corp. (REIT)	980	40,719
Legg Mason, Inc.	624	56,946
Lehman Brothers Holdings, Inc.	2,503	159,716
Lincoln National Corp.	1,339	81,277
Loews Corp.	1,888	72,650
M&T Bank Corp.	370	45,310
Marsh & McLennan Cos., Inc.	2,565	67,100
Marshall & Ilsley Corp.	1,057	49,288
MBIA, Inc.	633	39,012
Mellon Financial Corp.	1,929	71,817
Merrill Lynch & Co., Inc.	4,318	317,503
Metlife, Inc.	3,537	194,641
MGIC Investment Corp.	414	23,958
Moody’s Corp.	1,135	69,439
Morgan Stanley	5,007	329,411
National City Corp.	2,526	87,349
North Fork Bancorporation, Inc.	2,177	59,737
Northern Trust Corp.	862	48,263
Plum Creek Timber Co., Inc. (REIT)	859	29,919
PNC Financial Services Group, Inc.	1,384	97,973
Principal Financial Group	1,290	68,680
Progressive Corp. (The)	3,647	89,680
Prologis (REIT)	1,137	64,195
Prudential Financial, Inc.	2,297	168,623
Public Storage, Inc. (REIT)	383	33,187
Realogy Corp.*	1,170	25,038
Regions Financial Corp.	2,132	76,731
Safeco Corp.	550	31,741
Simon Property Group, Inc. (REIT)	856	72,580
SLM Corp.	1,920	93,178
Sovereign Bancorp, Inc.	1,759	36,658
St. Paul Travelers Cos., Inc. (The)	3,253	142,807
State Street Corp.	1,551	95,852
SunTrust Banks, Inc.	1,701	129,956
Synovus Financial Corp.	1,504	43,736
T. Rowe Price Group, Inc.	1,237	54,502
Torchmark Corp.	472	29,363
US Bancorp	8,301	266,213
UnumProvident Corp.	1,600	30,320
Vornado Realty Trust (REIT)	549	58,145
Wachovia Corp.	7,500	409,725
Washington Mutual, Inc.	4,486	187,919
Wells Fargo & Co.	15,692	545,297
XL Capital Ltd., Class A	846	55,531
Zions Bancorporation	491	38,784
		11,966,115

Health Care — 11.2%
Abbott Laboratories	7,119	346,695
Aetna, Inc.	2,654	98,915
Allergan, Inc.	707	80,994
AmerisourceBergen Corp.	974	43,012
Amgen, Inc.*	5,505	373,955
Applera Corp.- Applied Biosystems Group	861	26,390
Barr Pharmaceuticals, Inc.*	491	27,741
Bausch & Lomb, Inc.	256	12,393
Baxter International, Inc.	3,054	135,536
Becton, Dickinson & Co.	1,161	80,922
Biogen Idec, Inc.*	1,605	70,845

See accompanying notes to the Schedules of Portfolio Investments.

Health Care (Continued)
Biomet, Inc.	1,141	$37,322
Boston Scientific Corp.*	5,670	98,885
Bristol-Myers Squibb Co.	9,183	199,730
CR Bard, Inc.	483	36,312
Cardinal Health, Inc.	1,942	130,930
Caremark Rx, Inc.	2,071	119,994
Cigna Corp.	523	59,136
Coventry Health Care, Inc.*	749	40,626
Eli Lilly & Co.	5,280	295,310
Express Scripts, Inc.*	642	53,979
Fisher Scientific International, Inc.*	582	45,530
Forest Laboratories, Inc.*	1,514	75,670
Genzyme Corp.*	1,219	80,734
Gilead Sciences, Inc.*	2,128	134,915
HCA, Inc.	1,911	94,250
Health Management Associates, Inc., Class A	1,123	23,482
Hospira, Inc.*	735	26,923
Humana, Inc.*	762	46,429
IMS Health, Inc.	925	25,243
Johnson & Johnson	13,828	894,118
King Pharmaceuticals, Inc.*	1,128	18,296
Laboratory Corp. of America Holdings*	584	39,957
Manor Care, Inc.	337	17,591
McKesson Corp.	1,427	72,492
Medco Health Solutions, Inc.*	1,403	88,908
Medimmune, Inc.*	1,166	32,228
Medtronic, Inc.	5,627	263,906
Merck & Co., Inc.	10,194	413,367
Millipore Corp.*	254	16,302
Mylan Laboratories, Inc.	976	19,832
Patterson Cos., Inc.*	645	19,879
PerkinElmer, Inc.	590	10,874
Pfizer, Inc.	34,204	942,662
Quest Diagnostics, Inc.	755	48,531
Schering-Plough Corp.	6,908	144,723
St. Jude Medical, Inc.*	1,692	61,606
Stryker Corp.	1,372	65,897
Tenet Healthcare Corp.*	2,195	17,297
Thermo Electron Corp.*	759	29,753
UnitedHealth Group, Inc.	6,293	326,921
Waters Corp.*	483	20,600
Watson Pharmaceuticals, Inc.*	478	12,256
WellPoint, Inc.*	2,981	230,759
Wyeth	6,290	306,323
Zimmer Holdings, Inc.*	1,164	79,152
		7,117,028

Industrials — 9.3%
3M Co.	3,522	252,527
Allied Waste Industries, Inc.*	1,127	11,653
American Power Conversion Corp.	795	13,968
American Standard Cos., Inc.	819	34,210
Avery Dennison Corp.	519	32,147
Boeing Co.	3,735	279,752
Burlington Northern Santa Fe Corp.	1,705	114,150
Caterpillar, Inc.	3,118	206,879
Cintas Corp.	643	23,810
Cooper Industries Ltd., Class A	430	35,208
CSX Corp.	2,058	62,193
Cummins, Inc.	216	24,801
Danaher Corp.	1,108	73,449
Deere & Co.	1,087	84,895
Dover Corp.	955	46,432
Eaton Corp.	699	46,484
Emerson Electric Co.	1,918	157,564
Equifax, Inc.	596	18,947
FedEx Corp.	1,430	144,473
Fluor Corp.	414	35,778

See accompanying notes to the Schedules of Portfolio Investments.

Industrials (Continued)
General Dynamics Corp.	1,880	$126,994
General Electric Co.	48,535	1,653,102
Goodrich Corp.	581	22,630
Honeywell International, Inc.	3,860	149,459
Illinois Tool Works, Inc.	1,930	84,727
Ingersoll-Rand Co., Ltd., Class A	1,540	58,551
ITT Corp.	861	42,146
L-3 Communications Holdings, Inc.	575	43,349
Lockheed Martin Corp.	1,654	136,620
Masco Corp.	1,859	50,955
Monster Worldwide, Inc.*	596	24,281
Navistar International Corp.*	282	6,469
Norfolk Southern Corp.	1,932	82,554
Northrop Grumman Corp.	1,604	107,163
Paccar, Inc.	1,169	63,909
Pall Corp.	584	15,897
Parker Hannifin Corp.	569	42,134
Pitney Bowes, Inc.	1,030	44,898
R.R. Donnelley & Sons Co.	1,011	32,777
Raytheon Co.	2,083	98,338
Robert Half International, Inc.	802	24,814
Rockwell Automation, Inc.	821	46,288
Rockwell Collins, Inc.	800	41,944
Ryder System, Inc.	279	13,788
Southwest Airlines Co.	3,302	57,191
Textron, Inc.	601	50,400
Tyco International Ltd.	9,509	248,660
Union Pacific Corp.	1,248	100,277
United Parcel Service, Inc., Class B	5,067	354,943
United Technologies Corp.	4,714	295,615
WW Grainger, Inc.	362	24,182
Waste Management, Inc.	2,551	87,448
		5,931,823

Information Technology — 13.1%
ADC Telecommunications, Inc.*	543	7,412
Adobe Systems, Inc.*	2,790	90,508
Advanced Micro Devices, Inc.*	2,255	56,352
Affiliated Computer Services, Inc., Class A*	548	28,134
Agilent Technologies, Inc.*	1,985	63,838
Altera Corp.*	1,671	33,804
Analog Devices, Inc.	1,693	51,874
Andrew Corp.*	746	6,901
Apple Computer, Inc.*	3,966	269,093
Applied Materials, Inc.	7,306	123,325
Autodesk, Inc.*	1,078	37,471
Automatic Data Processing, Inc.	2,685	126,732
Avaya, Inc.*	1,920	20,064
BMC Software, Inc.*	1,000	26,620
Broadcom Corp., Class A*	2,138	62,943
CA, Inc.	2,132	50,251
Ciena Corp.*	2,738	10,815
Cisco Systems, Inc.*	28,493	626,561
Citrix Systems, Inc.*	852	26,139
Computer Sciences Corp.*	870	41,221
Compuware Corp.*	1,762	13,391
Comverse Technology, Inc.*	949	19,834
Convergys Corp.*	650	13,565
Corning, Inc.*	7,270	161,685
Dell, Inc.*	10,597	238,962
eBay, Inc.*	5,398	150,388
Electronic Arts, Inc.*	1,433	73,040
Electronic Data Systems Corp.	2,416	57,573
EMC Corp.*	11,029	128,488
First Data Corp.	3,576	153,661
Fiserv, Inc.*	815	35,999
Freescale Semiconductor, Inc., Class B*	1,887	58,327
Google, Inc., Class A*	962	364,146

See accompanying notes to the Schedules of Portfolio Investments.

Information Technology (Continued)
Hewlett-Packard Co.	13,027	$476,267
Intel Corp.	27,152	530,550
International Business Machines Corp.	7,230	585,413
Intuit, Inc.*	1,598	48,292
Jabil Circuit, Inc.	838	22,484
JDS Uniphase Corp.*	7,862	17,847
Juniper Networks, Inc.*	2,634	38,641
Kla-Tencor Corp.	923	40,529
Lexmark International, Inc., Class A*	488	27,362
Linear Technology Corp.	1,425	48,464
LSI Logic Corp.*	1,857	14,949
Lucent Technologies, Inc.*	20,907	48,713
Maxim Integrated Products, Inc.	1,497	43,563
Micron Technology, Inc.*	3,379	58,389
Microsoft Corp.	40,948	1,051,954
Molex, Inc.	656	23,924
Motorola, Inc.	11,534	269,665
National Semiconductor Corp.	1,568	38,087
NCR Corp.*	851	29,606
Network Appliance, Inc.*	1,752	59,988
Novell, Inc.*	1,589	10,599
Novellus Systems, Inc.*	592	16,529
Nvidia Corp.*	1,649	48,002
Oracle Corp.*	18,176	284,454
Parametric Technology Corp.*	524	8,442
Paychex, Inc.	1,557	55,912
PMC-Sierra, Inc.*	963	6,587
QLogic Corp.*	751	13,803
Qualcomm, Inc.	7,818	294,504
Sabre Holdings Corp., Class A	626	13,722
SanDisk Corp.*	911	53,676
Sanmina-SCI Corp.*	2,495	8,458
Solectron Corp.*	4,271	13,411
Sun Microsystems, Inc.*	16,319	81,432
Symantec Corp.*	4,825	89,938
Symbol Technologies, Inc.	1,182	14,196
Tektronix, Inc.	386	10,939
Tellabs, Inc.*	2,089	21,287
Teradyne, Inc.*	920	12,917
Texas Instruments, Inc.	7,271	236,962
Unisys Corp.*	1,602	8,571
VeriSign, Inc.*	1,138	23,033
Xerox Corp.*	4,640	68,718
Xilinx, Inc.	1,603	36,661
Yahoo!, Inc.*	5,845	168,453
		8,305,010

Materials — 2.6%
Air Products & Chemicals, Inc.	1,053	69,803
Alcoa, Inc.	4,062	116,133
Allegheny Technologies, Inc.	413	23,686
Ashland, Inc.	328	20,710
Ball Corp.	486	19,605
Bemis Co.	487	15,730
Dow Chemical Co. (The)	4,489	171,166
EI Du Pont de Nemours & Co.	4,293	171,591
Eastman Chemical Co.	379	19,879
Ecolab, Inc.	852	37,982
Freeport-McMoRan Copper & Gold, Inc., Class B	872	50,759
Hercules, Inc.*	532	8,299
International Flavors & Fragrances, Inc.	370	14,715
International Paper Co.	2,300	79,971
Louisiana-Pacific Corp.	491	9,604
MeadWestvaco Corp.	848	21,666
Monsanto Co.	2,522	119,644
Newmont Mining Corp.	2,092	107,215
Nucor Corp.	1,451	70,910
Pactiv Corp.*	654	17,481

See accompanying notes to the Schedules of Portfolio Investments.

Materials (Continued)
Phelps Dodge Corp.	955	$85,473
PPG Industries, Inc.	766	48,534
Praxair, Inc.	1,505	86,402
Rohm & Haas Co.	683	30,120
Sealed Air Corp.	379	19,659
Sigma-Aldrich Corp.	315	22,878
Temple-Inland, Inc.	521	23,195
United States Steel Corp.	584	33,971
Vulcan Materials Co.	473	37,183
Weyerhaeuser Co.	1,141	70,742
		1,624,706

Telecommunication Services — 3.0%
Alltel Corp.	1,817	98,499
AT&T, Inc.	18,139	564,667
BellSouth Corp.	8,444	343,840
CenturyTel, Inc.	540	21,503
Citizens Communications Co.	1,511	20,837
Embarq Corp.*	696	32,816
Qwest Communications International, Inc.*	7,311	64,410
Sprint Nextel Corp.	13,903	235,239
Verizon Communications, Inc.	13,621	479,187
Windstream Corp.	2,206	29,119
		1,890,117

Utilities — 3.1%
AES Corp. (The)*	3,065	65,101
Allegheny Energy, Inc.*	758	31,639
Ameren Corp.	960	51,408
American Electric Power Co., Inc.	1,832	66,831
Centerpoint Energy, Inc.	1,450	20,952
CMS Energy Corp.*	1,027	15,035
Consolidated Edison, Inc.	1,140	52,668
Constellation Energy Group, Inc.	841	50,536
Dominion Resources, Inc.	1,617	129,182
DTE Energy Co.	837	34,936
Duke Energy Corp.	5,767	173,010
Dynegy, Inc., Class A*	1,719	10,658
Edison International	1,514	66,071
Entergy Corp.	968	75,165
Exelon Corp.	3,114	189,892
FirstEnergy Corp.	1,543	88,043
FPL Group, Inc.	1,882	83,655
KeySpan Corp.	812	33,292
Nicor, Inc.	209	9,125
NiSource, Inc.	1,276	27,013
Peoples Energy Corp.	174	7,374
PG&E Corp.	1,615	67,717
Pinnacle West Capital Corp.	468	21,500
PPL Corp.	1,772	61,967
Progress Energy, Inc.	1,179	52,265
Public Service Enterprise Group, Inc.	1,174	82,203
Sempra Energy	1,215	60,410
Southern Co. (The)	3,467	118,814
TECO Energy, Inc.	971	15,313
TXU Corp.	2,152	142,484
Xcel Energy, Inc.	1,886	39,229
		1,943,488

Total Common Stocks (Cost $53,589,838)		55,045,153

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreement** — 12.5%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $7,929,842 (Cost $7,928,686)	$7,928,686	$7,928,686

Total Investments (Cost $61,518,524) — 99.4%		62,973,839
Other assets less liabilities — 0.6%		404,283
Net Assets — 100.0%		$63,378,122

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $8,087,266. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,972,118
Aggregate gross unrealized depreciation	(561,146)
Net unrealized appreciation	$1,410,972

Federal income tax cost of investments	$61,562,867

Futures Contracts Purchased

Ultra S&P500® ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	76	September-06	$4,958,050	$130,387

Cash collateral in the amount of $190,144 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

Ultra S&P500® ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P 500 Index, expiring 09/27/06	$66,612,234	$115,896

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort MidCap400 ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value
Repurchase Agreement*(a) — 102.1%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $70,898,261 (Cost $70,887,923)	$70,887,923	$70,887,923
Other liabilities in excess of assets — (2.1)%		(1,463,985)
Net Assets — 100.0%		$69,423,938

*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $72,305,741. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold

UltraShort MidCap400 ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P Mid-Cap 400 Futures Contracts	71	September - 06	$5,324,290	$(3,937)

Cash collateral in the amount of $209,067 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

UltraShort MidCap400 ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap 400 Index, expiring 09/27/06	$(132,041,722)	$(1,571,335)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Dow30 ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value
Repurchase Agreement*(a) — 100.2%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $35,502,413 (Cost $35,497,236)	$35,497,236	$35,497,236
Other liabilities in excess of assets — (0.2)%		(80,771)
Net Assets — 100.0%		$35,416,465

*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $36,207,210. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold

UltraShort Dow30 ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	49	September - 06	$2,791,530	$(5,238)

Cash collateral in the amount of $122,394 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

UltraShort Dow30 ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 09/27/06	$(67,837,388)	$(174,457)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort QQQ® ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value
Repurchase Agreement*(a) — 94.6%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $164,438,171 (Cost $164,414,194)	$164,414,194	$164,414,194
Other assets less liabilities — 5.4%		9,323,322
Net Assets — 100.0%		$173,737,516

*

Represents the Portfolio's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $167,702,616. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold

UltraShort QQQ® ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini NASDAQ Futures Contracts	436	September - 06	$13,805,940	$(74,895)

Cash collateral in the amount of $1,351,427 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

UltraShort QQQ® ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100 Index, expiring 09/27/06	$(331,821,370)	$(1,775,590)

See accompanying notes to the Schedules of Portfolio Investments.

Ultra MidCap400 ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Shares	Value

Common Stocks (a) — 87.1%
Consumer Discretionary — 12.3%
99 Cents Only Stores*	1,504	$17,085
Abercrombie & Fitch Co.	2,756	177,845
Advance Auto Parts, Inc.	3,384	101,926
Aeropostale, Inc.*	1,707	43,358
American Eagle Outfitters	4,128	159,465
American Greetings Corp., Class A	1,803	44,210
AnnTaylor Stores Corp.*	2,298	91,460
Applebee’s International, Inc.	2,326	48,264
ArvinMeritor, Inc.	2,207	32,774
Bandag, Inc.	366	13,930
Barnes & Noble, Inc.	1,655	60,176
Beazer Homes USA, Inc.	1,265	50,979
Belo Corp., Class A	2,825	46,048
Blyth, Inc.	824	17,700
Bob Evans Farms, Inc.	1,123	31,826
Borders Group, Inc.	2,009	38,432
BorgWarner, Inc.	1,793	101,681
Boyd Gaming Corp.	1,374	49,684
Brinker International, Inc.	2,656	102,176
Callaway Golf Co.	2,038	27,330
Career Education Corp.*	3,058	58,561
Carmax, Inc.*	3,290	124,000
Catalina Marketing Corp.	1,185	33,950
CBRL Group, Inc.	969	36,667
Charming Shoppes, Inc.*	3,833	50,442
Cheesecake Factory, Inc.(The)*	2,477	61,653
Chico’s FAS, Inc.*	5,701	105,126
Claire’s Stores, Inc.	3,071	83,930
Coldwater Creek, Inc.*	1,881	51,671
Corinthian Colleges, Inc.*	2,698	32,700
DeVry, Inc.*	1,839	41,102
Dollar Tree Stores, Inc.*	3,275	94,254
Emmis Communications Corp., Class A*	1,165	14,248
Entercom Communications Corp.	1,043	26,503
Foot Locker, Inc.	4,865	117,246
Furniture Brands International, Inc.	1,534	29,376
GameStop Corp., Class A*	1,858	81,157
Gentex Corp.	4,816	69,736
Harte-Hanks, Inc.	1,746	46,269
Hovnanian Enterprises, Inc., Class A*	1,121	29,695
International Speedway Corp., Class A	1,103	53,385
ITT Educational Services, Inc.*	1,123	74,219
Laureate Education, Inc.*	1,607	77,168
Lear Corp.	2,109	42,897
Lee Enterprises, Inc.	1,433	35,481
MDC Holdings, Inc.	1,027	43,945
Media General, Inc., Class A	754	29,647
Michaels Stores, Inc.	4,138	178,141
Modine Manufacturing Co.	1,051	24,478
Mohawk Industries, Inc.*	1,675	118,724
O’Reilly Automotive, Inc.*	3,545	105,251
OSI Restaurant Partners, Inc.	2,065	63,953
Pacific Sunwear of California, Inc.*	2,256	30,140
Payless Shoesource, Inc.*	2,109	49,477
PetSmart, Inc.	4,388	110,139
Pier 1 Imports, Inc.	2,727	17,426
Polo Ralph Lauren Corp.	1,906	112,435

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Discretionary (Continued)
Reader’s Digest Association, Inc. (The)	3,018	$38,661
Regis Corp.	1,430	52,467
Rent-A-Center, Inc.*	2,174	58,915
Ross Stores, Inc.	4,474	109,568
Ruby Tuesday, Inc.	1,848	47,715
Ryland Group, Inc.	1,429	60,975
Saks, Inc.	4,288	61,876
Scholastic Corp.*	1,127	33,878
Scientific Games Corp.*	2,056	59,768
Sotheby’s, Inc.*	1,555	43,229
Thor Industries, Inc.	1,083	45,681
Timberland Co., Class A*	1,661	47,189
Toll Brothers, Inc.*	3,662	96,750
Tupperware Brands Corp.	1,691	30,455
Urban Outfitters, Inc.*	3,468	54,413
Valassis Communications, Inc.*	1,497	29,521
Washington Post Co., Class B	184	141,270
Westwood One, Inc.	2,005	14,697
Williams-Sonoma, Inc.	3,607	106,262
		4,744,831

Consumer Staples — 1.8%
BJ’s Wholesale Club, Inc.*	2,088	55,019
Church & Dwight Co., Inc.	2,025	77,963
Energizer Holdings, Inc.*	1,797	120,147
Hormel Foods Corp.	2,288	83,855
JM Smucker Co. (The)	1,823	88,653
Lancaster Colony Corp.	769	33,944
PepsiAmericas, Inc.	1,877	43,152
Ruddick Corp.	1,084	27,956
Smithfield Foods, Inc.*	3,098	93,033
Tootsie Roll Industries, Inc.	804	23,324
Universal Corp.	806	31,136
		678,182

Energy — 8.5%
Arch Coal, Inc.	4,479	146,687
Cameron International Corp.*	3,617	173,290
Denbury Resources, Inc.*	3,729	115,636
ENSCO International, Inc.	4,816	215,227
FMC Technologies, Inc.*	2,141	125,934
Forest Oil Corp.*	1,731	58,629
Grant Prideco, Inc.*	4,101	170,315
Hanover Compressor Co.*	2,884	54,277
Helmerich & Payne, Inc.	3,284	80,557
Newfield Exploration Co.*	4,028	174,171
Noble Energy, Inc.	5,548	274,182
Overseas Shipholding Group, Inc.	928	61,898
Patterson-UTI Energy, Inc.	5,371	147,165
Peabody Energy Corp.	8,291	365,384
Pioneer Natural Resources Co.	4,049	168,884
Plains Exploration & Production Co.*	2,465	108,485
Pogo Producing Co.	1,815	80,604
Pride International, Inc.*	5,072	131,517
Quicksilver Resources, Inc.*	2,121	79,792
Smith International, Inc.	6,278	263,488
Southwestern Energy Co.*	5,250	180,337
Tidewater, Inc.	1,889	89,935
		3,266,394

See accompanying notes to the Schedules of Portfolio Investments.

Financials — 15.7%
A.G. Edwards, Inc.	2,367	$125,025
AMB Property Corp. (REIT)	2,756	153,867
American Financial Group, Inc.	1,476	68,959
AmeriCredit Corp.*	4,085	95,957
AmerUs Group Co.	1,215	82,377
Arthur J. Gallagher & Co.	3,028	81,150
Associated Bank-Corp.	4,141	130,607
Astoria Financial Corp.	2,655	81,508
Bank of Hawaii Corp.	1,593	77,770
Brown & Brown, Inc.	3,497	104,700
Cathay General Bancorp	1,613	60,149
City National Corp.	1,300	85,540
Colonial Bancgroup, Inc. (The)	4,842	118,581
Cullen/Frost Bankers, Inc.	1,502	88,558
Developers Diversified Realty Corp. (REIT)	3,436	185,888
Eaton Vance Corp.	4,006	106,519
Everest Re Group Ltd.	2,033	191,061
Fidelity National Financial, Inc.	5,474	220,219
First American Corp.	3,027	122,957
First Niagara Financial Group, Inc.	3,481	52,076
FirstMerit Corp.	2,498	57,479
Greater Bay Bancorp	1,577	44,897
Hanover Insurance Group Inc (The)	1,591	70,799
HCC Insurance Holdings, Inc.	3,482	113,130
Highwoods Properties, Inc. (REIT)	1,696	64,007
Horace Mann Educators Corp.	1,347	24,731
Hospitality Properties Trust (REIT)	2,254	104,405
IndyMac Bancorp, Inc.	2,053	80,272
Investors Financial Services Corp.	2,060	95,502
Jeffries Group, Inc.	3,155	78,623
Leucadia National Corp.	5,146	132,407
Liberty Property Trust (REIT)	2,794	133,749
Longview Fibre Co. (REIT)	2,059	42,910
Macherich Co. (The) (REIT)	2,249	167,910
Mack-Cali Realty Corp. (REIT)	1,952	103,749
Mercantile Bankshares Corp.	3,859	142,513
Mercury General Corp.	1,112	55,900
New Plan Excel Realty Trust (REIT)	3,276	90,385
New York Community Bancorp, Inc.	8,221	134,907
Ohio Casualty Corp.	1,992	51,692
Old Republic International Corp.	7,199	150,459
PMI Group, Inc. (The)	2,799	121,029
Potlatch Corp. (REIT)	1,210	46,355
Protective Life Corp.	2,189	100,760
Radian Group, Inc.	2,581	154,550
Raymond James Financial, Inc.	2,791	77,366
Rayonier, Inc. (REIT)	2,396	94,642
Regency Centers Corp. (REIT)	2,147	144,429
Stancorp Financial Group, Inc.	1,713	79,774
SVB Financial Group*	1,113	50,296
TCF Financial Corp.	3,511	91,532
Texas Regional Bancshares, Inc.	1,423	54,458
United Dominion Realty Trust, Inc. (REIT)	4,205	128,294
Unitrin, Inc.	1,418	62,222
W.R. Berkley Corp.	5,302	185,570
Waddell & Reed Financial, Inc.	2,654	61,626
Washington Federal, Inc.	2,731	60,683
Webster Financial Corp.	1,653	78,088
Weingarten Realty Investments (REIT)	2,526	107,153
Westamerica Bancorp	984	47,065
Wilmington Trust	2,136	94,091
		6,013,877

See accompanying notes to the Schedules of Portfolio Investments.

Health Care — 9.2%
Advanced Medical Optics, Inc.*	2,151	$103,571
Affymetrix, Inc.*	2,112	45,007
Apria Healthcare Group, Inc.*	1,328	27,078
Beckman Coulter, Inc.	1,977	108,280
Cephalon, Inc.*	1,902	108,452
Charles River Laboratories International, Inc.*	2,139	86,929
Community Health Systems, Inc.*	3,079	119,342
Covance, Inc.*	1,991	125,174
Cytyc Corp.*	3,581	85,550
Dentsply International, Inc.	4,945	161,108
Edwards Lifesciences Corp.*	1,846	86,190
Gen-Probe, Inc.*	1,615	78,505
Health Net, Inc.*	3,612	151,018
Henry Schein, Inc.*	2,766	137,940
Hillenbrand Industries, Inc.	1,922	109,689
Intuitive Surgical, Inc.*	1,145	108,088
Invitrogen Corp.*	1,667	101,437
LifePoint Hospitals, Inc.*	1,801	61,324
Lincare Holdings, Inc.*	2,994	110,868
Martek Biosciences Corp.*	1,007	30,280
Medicis Pharmaceutical Corp., Class A	1,705	49,939
Millennium Pharmaceuticals, Inc.*	9,859	107,069
Omnicare, Inc.	3,794	171,906
Par Pharmaceutical Cos., Inc.*	1,097	19,691
PDL BioPharma, Inc.*	3,585	70,625
Perrigo Co.	2,621	42,303
Pharmaceutical Product Development, Inc.	3,178	121,145
Sepracor, Inc.*	3,406	160,116
STERIS Corp.	2,062	49,034
Techne Corp.*	1,233	62,760
Triad Hospitals, Inc.*	2,742	120,813
Universal Health Services, Inc., Class B	1,697	96,084
Valeant Pharmaceuticals International	2,907	57,152
Varian Medical Systems, Inc.*	4,114	219,276
Varian, Inc.*	968	45,186
VCA Antech, Inc.*	2,602	92,163
Vertex Pharmaceuticals, Inc.*	3,450	118,852
		3,549,944

Industrials — 13.5%
Adesa, Inc.	2,815	62,183
AGCO Corp.*	2,835	70,450
Airtran Holdings, Inc.*	2,843	32,552
Alaska Air Group, Inc.*	1,231	46,618
Alexander & Baldwin, Inc.	1,385	60,746
Alliant Techsystems, Inc.*	1,104	84,445
Ametek, Inc.	2,220	95,194
Avis Budget Group, Inc.	31,326	60,459
Banta Corp.	752	35,382
Brink’s Co. (The)	1,514	86,253
Carlisle Cos., Inc.	962	82,251
CH Robinson Worldwide, Inc.	5,440	249,261
ChoicePoint, Inc.*	2,696	97,460
Con-way, Inc.	1,503	71,919
Copart, Inc.*	2,179	61,165
Corporate Executive Board Co.	1,253	109,813
Crane Co.	1,580	63,168
Deluxe Corp.	1,607	28,797
Donaldson Co., Inc.	2,126	70,966
DRS Technologies, Inc.	1,250	51,712
Dun & Bradstreet Corp.*	1,967	138,300
Expeditors International Washington, Inc.	6,683	266,451
Fastenal Co.	3,879	142,282
Federal Signal Corp.	1,511	23,587

See accompanying notes to the Schedules of Portfolio Investments.

Industrials (Continued)
Flowserve Corp.*	1,761	$90,058
GATX Corp.	1,594	59,153
Graco, Inc.	2,143	81,005
Granite Construction, Inc.	1,036	55,581
Harsco Corp.	1,314	104,542
Herman Miller, Inc.	2,077	58,654
HNI Corp.	1,622	64,718
Hubbell, Inc., Class B	1,904	88,536
Jacobs Engineering Group, Inc.*	1,835	159,810
JB Hunt Transport Services, Inc.	3,869	76,026
JetBlue Airways Corp.*	4,842	49,582
Joy Global, Inc.	3,871	168,543
Kelly Services, Inc., Class A	608	16,604
Kennametal, Inc.	1,240	65,398
Korn/Ferry International*	1,327	27,097
Lincoln Electric Holdings, Inc.	1,329	73,135
Manpower, Inc.	2,745	162,257
Mine Safety Appliances Co.	824	29,211
MSC Industrial Direct Co.	1,707	67,188
Navigant Consulting, Inc.*	1,638	32,252
Nordson Corp.	1,057	42,322
Oshkosh Truck Corp.	2,305	119,168
Pentair, Inc.	3,184	95,202
Precision Castparts Corp.	4,199	245,390
Quanta Services, Inc.*	3,712	65,814
Republic Services, Inc.	3,769	146,162
Rollins, Inc.	922	19,583
Roper Industries, Inc.	2,720	126,154
Sequa Corp., Class A*	211	19,370
SPX Corp.	1,872	98,842
Stericycle, Inc.*	1,386	92,432
Swift Transportation Co., Inc.*	1,684	39,052
Tecumseh Products Co., Class A*	579	8,598
Teleflex, Inc.	1,260	70,321
Thomas & Betts Corp.*	1,701	76,817
Timken Co.	2,637	84,489
Trinity Industries, Inc.	2,219	74,026
United Rentals, Inc.*	2,137	46,287
Werner Enterprises, Inc.	1,598	29,611
YRC Worldwide, Inc.*	1,800	66,204
		5,186,608

Information Technology — 13.8%
3Com Corp.*	12,258	54,303
Activision, Inc.*	8,703	112,269
Acxiom Corp.	2,418	58,733
Adtran, Inc.	2,028	50,436
Advent Software, Inc.*	492	16,113
Alliance Data Systems Corp.*	2,111	106,690
Amphenol Corp., Class A	2,806	161,261
Arrow Electronics, Inc.*	3,815	106,438
Atmel Corp.*	13,416	77,410
Avnet, Inc.*	4,587	89,722
Avocent Corp.*	1,379	41,687
BISYS Group, Inc.(The)*	3,772	38,814
Cabot Microelectronics Corp.*	758	23,831
Cadence Design Systems, Inc.*	8,848	145,373
CDW Corp.	1,940	113,102
Ceridian Corp.*	4,353	103,906
Checkfree Corp.*	2,862	102,460
Cognizant Technology Solutions Corp., Class A*	4,397	307,394
CommScope, Inc.*	1,817	53,075
Cree, Inc.*	2,414	44,949
CSG Systems International, Inc.*	1,495	40,245
Cypress Semiconductor Corp.*	4,374	68,409

See accompanying notes to the Schedules of Portfolio Investments.

Information Technology (Continued)
Diebold, Inc.	2,109	$88,388
DST Systems, Inc.*	1,922	113,456
Dycom Industries, Inc.*	1,263	25,576
F5 Networks, Inc.*	1,270	63,614
Fair Isaac Corp.	2,044	71,560
Fairchild Semiconductor International, Inc.*	3,808	68,658
Fidelity National Information Services, Inc.	2,954	108,235
Gartner, Inc.*	1,823	28,421
Harris Corp.	4,205	184,684
Imation Corp.	1,092	43,276
Ingram Micro, Inc.*	3,712	66,816
Integrated Device Technology, Inc.*	6,272	108,067
International Rectifier Corp.*	2,240	79,072
Intersil Corp., Class A	4,439	112,529
Jack Henry & Associates, Inc.	2,381	45,620
KEMET Corp.*	2,718	22,369
Lam Research Corp.*	4,404	188,447
Lattice Semiconductor Corp.*	3,574	26,162
Macrovision Corp.*	1,619	37,690
McAfee, Inc.*	4,996	113,709
McData Corp., Class A*	4,981	21,368
MEMC Electronic Materials, Inc.*	5,173	200,092
Mentor Graphics Corp.*	2,515	36,467
Micrel, Inc.*	1,988	19,920
Microchip Technology, Inc.	6,714	229,350
MoneyGram International, Inc.	2,654	83,336
MPS Group, Inc.*	3,232	45,442
National Instruments Corp.	1,745	48,441
Newport Corp.*	1,273	22,443
Palm, Inc.*	2,871	41,802
Plantronics, Inc.	1,489	26,683
Plexus Corp.*	1,433	28,402
Polycom, Inc.*	2,732	64,994
Powerwave Technologies, Inc.*	3,512	26,621
Reynolds & Reynolds Co. (The)	1,637	62,795
RF Micro Devices, Inc.*	5,960	39,455
RSA Security, Inc.*	2,364	65,837
Semtech Corp.*	2,282	29,826
Silicon Laboratories, Inc.*	1,445	50,965
SRA International, Inc., Class A*	1,187	33,248
Sybase, Inc.*	2,819	65,034
Synopsys, Inc.*	4,495	85,225
Tech Data Corp.*	1,740	60,709
Transaction Systems Architects, Inc.*	1,171	38,842
Triquint Semiconductor, Inc.*	4,374	21,564
Utstarcom, Inc.*	3,291	27,019
Vishay Intertechnology, Inc.*	5,776	80,922
Western Digital Corp.*	6,912	126,490
Wind River Systems, Inc.*	2,365	24,052
Zebra Technologies Corp.*	2,217	75,023
		5,295,336

Materials — 4.3%
Airgas, Inc.	2,108	75,509
Albemarle Corp.	1,215	66,703
Bowater, Inc.	1,751	39,800
Cabot Corp.	1,987	66,028
Chemtura Corp.	7,525	65,392
Commercial Metals Co.	3,768	81,351
Cytec Industries, Inc.	1,270	67,754
Ferro Corp.	1,332	22,751
Florida Rock Industries, Inc.	1,483	55,153
FMC Corp.	1,224	74,811
Glatfelter	1,392	19,975

See accompanying notes to the Schedules of Portfolio Investments.

Materials (Continued)
Lubrizol Corp.	2,141	$93,112
Lyondell Chemical Co.	6,429	167,025
Martin Marietta Materials, Inc.	1,432	117,940
Minerals Technologies, Inc.	623	32,390
Olin Corp.	2,265	34,043
Packaging Corp. of America	1,885	43,619
Reliance Steel & Aluminum Co.	1,980	64,885
RPM International, Inc.	3,713	69,842
Scotts Miracle-Gro Co., Class A (The)	1,412	60,603
Sensient Technologies Corp.	1,451	29,194
Sonoco Products Co.	3,102	103,855
Steel Dynamics, Inc.	1,356	71,583
Valspar Corp.	3,192	84,907
Worthington Industries, Inc.	2,248	42,959
		1,651,184

Telecommunication Services — 0.5%
Cincinnati Bell, Inc.*	7,734	39,057
Telephone & Data Systems, Inc.	3,219	136,518
		175,575

Utilities — 7.5%
AGL Resources, Inc.	2,440	88,792
Alliant Energy Corp.	3,681	134,688
Aqua America, Inc.	4,057	96,110
Aquila, Inc.*	11,708	53,623
Black Hills Corp.	1,042	36,272
DPL, Inc.	3,575	99,385
Duquesne Light Holdings, Inc.	2,454	48,319
Energy East Corp.	4,625	112,156
Equitable Resources, Inc.	3,776	139,183
Great Plains Energy, Inc.	2,489	75,964
Hawaiian Electric Industries, Inc.	2,540	69,647
IDACORP, Inc.	1,340	51,483
MDU Resources Group, Inc.	5,637	138,106
National Fuel & Gas Co.	2,630	100,387
Northeast Utilities	4,810	109,716
NSTAR	3,345	110,151
OGE Energy Corp.	2,843	105,873
Oneok, Inc.	3,442	131,725
Pepco Holdings, Inc.	5,962	151,375
PNM Resources, Inc.	2,156	61,813
Puget Energy, Inc.	3,634	82,237
Questar Corp.	2,680	231,927
SCANA Corp.	3,616	149,522
Sierra Pacific Resources*	6,918	102,041
Vectren Corp.	2,386	65,758
Westar Energy, Inc.	2,728	66,536
WGL Holdings, Inc.	1,528	47,475
Wisconsin Energy Corp.	3,664	157,552
WPS Resources Corp.	1,262	64,842
		2,882,658
Total Common Stocks
(Cost $32,613,370)		33,444,589

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreement** — 14.1%
Bank of America, Corp. 5.25%, dated 08/31/06, due 09/01/06, total to be received $5,412,996 (Cost $5,412,207)	$5,412,207	$5,412,207
Total Investments
(Cost $38,025,577) — 101.2%		38,856,796
Other liabilities in excess of assets — (1.2)%		(450,915)
Net Assets — 100.0%		$38,405,881

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $5,520,456. The investment in the repurchase agreement is through participation in a pooled account.

REIT	Real Estate Investment Trust

As of August 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,599,852
Aggregate gross unrealized depreciation	(843,220)
Net unrealized appreciation	$756,632

Federal income tax cost of investments	$38,100,164

Futures Contracts Purchased

Ultra MidCap400 ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	32	September-06	$2,399,680	$60,071

Cash collateral in the amount of $104,182 was pledged to cover margin requirements for open futures contracts at August 31, 2006.

Swap Agreements

Ultra MidCap400 ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P MidCap 400 Index, expiring 09/27/06	$40,444,557	$465,449

See accompanying notes to the Schedules of Portfolio Investments.

Ultra Dow30SM ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Shares	Value

Common Stocks (a) — 85.9%
Consumer Discretionary — 7.8%
General Motors Corp.	20,445	$596,585
Home Depot, Inc.	20,445	701,059
McDonald’s Corp.	20,445	733,976
Walt Disney Co.	20,445	606,194
		2,637,814

Consumer Staples — 14.2%
Altria Group, Inc.	20,445	1,707,771
Coca-Cola Co.(The)	20,445	916,140
Procter & Gamble Co.	20,445	1,265,546
Wal-Mart Stores, Inc.	20,445	914,300
		4,803,757

Energy — 4.1%
Exxon Mobil Corp.	20,445	1,383,513

Financials — 12.8%
American Express Co.	20,445	1,074,180
American International Group, Inc.	20,445	1,304,800
Citigroup, Inc.	20,445	1,008,961
JPMorgan Chase & Co.	20,445	933,519
		4,321,460

Health Care — 8.0%
Johnson & Johnson	20,445	1,321,974
Merck & Co., Inc.	20,445	829,045
Pfizer, Inc.	20,445	563,464
		2,714,483

Industrials — 21.0%
3M Co.	20,445	1,465,907
Boeing Co.	20,445	1,531,330
Caterpillar, Inc.	20,445	1,356,526
General Electric Co.	20,445	696,357
Honeywell International, Inc.	20,445	791,630
United Technologies Corp.	20,445	1,282,106
		7,123,856

Information Technology — 9.8%
Hewlett-Packard Co.	20,445	747,469
Intel Corp.	20,445	399,495
International Business Machines Corp.	20,445	1,655,432
Microsoft Corp.	20,445	525,232
		3,327,628
Materials — 4.2%
Alcoa, Inc.	20,445	584,522
El Du Pont de Nemours & Co.	20,445	817,187
		1,401,709

Telecommunication Services — 4.0%
AT&T, Inc.	20,445	636,453
Verizon Communications, Inc.	20,445	719,255
		1,355,708

Total Common Stock (Cost $28,046,204)		29,069,928

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreement* — 13.1%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $4,445,966 (Cost $4,445,318)	$4,445,318	$4,445,318
Total Investments
(Cost $32,491,522) — 99.0%		33,515,246
Other assets less liabilities — 1.0%		348,858
Net Assets — 100.0%		$33,864,104

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $4,534,228. The investment in the repurchase agreement is through participation in a pooled account.

As of August 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$985,545
Aggregate gross unrealized depreciation	(286,239)
Net unrealized appreciation	$699,306

Federal income tax cost of investments	$32,815,940

Futures Contracts Purchased

Ultra Dow30SM ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	46	September-06	$2,620,620	$73,553

Cash collateral in the amount of $69,688 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

Ultra Dow30SM ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 09/27/06	$35,962,470	$89,614

See accompanying notes to the Schedules of Portfolio Investments.

Ultra QQQ® ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Shares	Value

Common Stocks (a) — 86.4%
Consumer Discretionary — 13.7%
Amazon.com, Inc.*	19,150	$590,394
Apollo Group, Inc., Class A*	12,071	606,085
Bed Bath & Beyond, Inc.*	26,210	884,063
Comcast Corp., Class A*	65,965	2,308,775
Discovery Holding Co., Class A*	16,429	230,170
EchoStar Communications Corp., Class A*	14,677	465,995
Expedia, Inc.*	22,920	374,054
Garmin Ltd.	13,884	649,216
IAC/InterActiveCorp*	21,751	619,468
Lamar Advertising Co., Class A*	5,799	303,288
Liberty Global, Inc. Class A*	16,377	386,661
NTL, Inc.	24,385	645,959
Petsmart, Inc.	9,576	240,358
Ross Stores, Inc.	9,753	238,851
Sears Holdings Corp.*	11,303	1,628,875
Sirius Satellite Radio, Inc.*	104,984	429,385
Staples, Inc.	33,770	761,851
Starbucks Corp.*	73,680	2,284,817
Urban Outfitters, Inc.*	11,932	187,213
Wynn Resorts Ltd.*	7,566	585,684
XM Satellite Radio Holdings, Inc., Class A*	18,400	238,464
		14,659,626

Consumer Staples — 1.2%
Costco Wholesale Corp.	17,132	801,606
Whole Foods Market, Inc.	9,483	508,479
		1,310,085
Energy — 0.3%
Patterson-UTI Energy, Inc.	11,954	327,540

Health Care — 12.5%
Amgen, Inc.*	37,955	2,578,283
Amylin Pharmaceuticals, Inc.*	8,225	372,839
Biogen Idec, Inc.*	25,805	1,139,033
Biomet, Inc.	22,881	748,438
Celgene Corp.*	23,781	967,649
Dentsply International, Inc.	10,461	340,819
Express Scripts, Inc.*	8,491	713,923
Genzyme Corp.*	22,537	1,492,625
Gilead Sciences, Inc.*	30,944	1,961,850
Intuitive Surgical, Inc.*	2,526	238,454
Lincare Holdings, Inc.*	6,373	235,992
Medimmune, Inc.*	18,387	508,217
Patterson Cos., Inc.*	9,186	283,113
Sepracor, Inc.*	7,290	342,703
Teva Pharmaceutical Industries Ltd. (ADR)	43,421	1,509,314
		13,433,252

Industrials — 3.7%
American Power Conversion Corp.	13,386	235,192
CH Robinson Worldwide, Inc.	11,586	530,870
Cintas Corp.	13,932	515,902
Expeditors International of Washington, Inc.	14,465	576,720
Fastenal Co.	9,976	365,920
Joy Global, Inc.	8,389	365,257
Monster Worldwide, Inc.*	9,054	368,860
PACCAR, Inc.	19,360	1,058,411
		4,017,132

See accompanying notes to the Schedules of Portfolio Investments.

Information Technology — 53.9%
Activision, Inc.*	17,044	$219,868
Adobe Systems, Inc.*	40,516	1,314,339
Akamai Technologies, Inc.*	10,230	401,016
Altera Corp.*	34,878	705,582
Apple Computer, Inc.*	81,910	5,557,593
Applied Materials, Inc.	55,845	942,664
ATI Technologies, Inc.*	17,211	369,864
Autodesk, Inc.*	16,668	579,380
BEA Systems, Inc.*	24,931	342,303
Broadcom Corp., Class A*	29,537	869,569
Cadence Design Systems, Inc.*	20,437	335,780
CDW Corp.	5,702	332,427
Check Point Software Technologies Ltd.*	16,664	309,784
CheckFree Corp.*	6,022	215,588
Cisco Systems, Inc.*	150,590	3,311,474
Citrix Systems, Inc.*	14,936	458,236
Cognizant Technology Solutions Corp., Class A*	9,452	660,789
Comverse Technology, Inc.*	14,478	302,590
Dell, Inc.*	58,075	1,309,591
eBay, Inc.*	72,616	2,023,082
Electronic Arts, Inc.*	21,145	1,077,761
Fiserv, Inc.*	15,174	670,236
Flextronics International Ltd.*	43,336	511,365
Google, Inc., Class A*	9,030	3,418,126
Intel Corp.	140,651	2,748,320
Intuit, Inc.*	30,283	915,152
JDS Uniphase Corp.*	133,746	303,603
Juniper Networks, Inc.*	25,677	376,682
Kla-Tencor Corp.	16,641	730,706
Lam Research Corp.*	10,022	428,841
Linear Technology Corp.	28,013	952,722
Marvell Technology Group Ltd.*	38,504	674,205
Maxim Integrated Products, Inc.	31,031	903,002
Microchip Technology, Inc.	12,301	420,202
Microsoft Corp.	242,416	6,227,667
Network Appliance, Inc.*	27,014	924,959
NVIDIA Corp.*	23,909	695,991
Oracle Corp.*	153,584	2,403,590
Paychex, Inc.	24,882	893,513
QUALCOMM, Inc.	139,592	5,258,431
Red Hat, Inc.*	12,480	290,035
Research In Motion Ltd.*	12,880	1,062,600
SanDisk Corp.*	12,372	728,958
Sun Microsystems, Inc.*	105,060	524,249
Symantec Corp.*	71,319	1,329,386
Telefonaktiebolaget LM Ericsson (ADR)	7,204	240,614
Tellabs, Inc.*	17,633	179,680
VeriSign, Inc.*	15,960	323,030
Xilinx, Inc.	31,470	719,719
Yahoo!, Inc.*	46,758	1,347,566
		57,842,430

Materials — 0.3%
Sigma-Aldrich Corp.	4,446	322,913

Telecommunication Services — 0.8%
Millicom International Cellular S.A.*	6,684	260,810
NII Holdings, Inc.*	10,239	546,250
		807,060
Total Common Stocks (Cost $88,449,734)		92,720,038

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreement** — 12.2%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $13,076,148 (Cost $13,074,241)	$13,074,241	$13,074,241

Total Investments (Cost $101,523,975) — 98.6%		105,794,279
Other assets less liabilities — 1.4%		1,521,834
Net Assets — 100.0%		$107,316,113

(a)	All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.
*	Non-income producing security
**

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $13,335,737. The investment in the repurchase agreement is through participation in a pooled account.

ADR	American Depositary Receipt

As of August 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,207,764
Aggregate gross unrealized depreciation	(1,033,451)
Net unrealized appreciation	$4,174,313

Federal income tax cost of investments	$101,619,966

Futures Contracts Purchased

Ultra QQQ® ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ Futures Contracts	245	September-06	$7,757,925	$387,346

Cash collateral in the amount of $731,050 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

Ultra QQQ® ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Appreciation
Equity Index Swap Agreement based on the Nasdaq-100 Index, expiring 09/27/06	$113,495,271	$625,243

See accompanying notes to the Schedules of Portfolio Investments.

Short S&P500® ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value
Repurchase Agreement*(a) — 85.7%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $60,727,816 (Cost $60,718,961)	$60,718,961	$60,718,961
Other assets less liabilities — 14.3%		10,151,275
Net Assets — 100.0%		$70,870,236

*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $61,933,391. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold

Short S&P500® ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	63	September - 06	$4,109,963	$(38,885)

Cash collateral in the amount of $289,240 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

Short S&P500® ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500 Index, expiring 09/27/06	$(66,668,900)	$(100,874)

See accompanying notes to the Schedules of Portfolio Investments.

Short MidCap400 ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value

Repurchase Agreement*(a) — 100.9%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $150,623,153 (Cost $150,601,190)	$150,601,190	$150,601,190
Other liabilities in excess of assets – (0.9)%		(1,331,773)
Net Assets – 100.0%		$149,269,417

*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $153,613,340. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold

Short MidCap400 ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P Mid-Cap 400 Futures Contracts	150	September - 06	$11,248,500	$42,556

Cash collateral in the amount of $538,354 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

Short MidCap400 ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap 400 Index, expiring 09/27/06	$(136,697,158)	$(1,541,623)

See accompanying notes to the Schedules of Portfolio Investments.

Short Dow30SM ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value
Repurchase Agreement*(a) — 100.1%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $40,856,036 (Cost $40,850,079)	$40,850,079	$40,850,079
Other liabilities in excess of assets – (0.1)%		(22,300)
Net Assets — 100.0%		$40,827,779

*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $41,667,115. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold

Short Dow30SM ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	49	September - 06	$2,791,530	$(28,173)

Cash collateral in the amount of $141,705 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

Short Dow30SM ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial Average Index, expiring 09/27/06	$(37,966,230)	$(96,031)

See accompanying notes to the Schedules of Portfolio Investments.

Short QQQ® ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value

Repurchase Agreement*(a) — 99.9%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $83,129,888 (Cost $83,117,767)	$83,117,767	$83,117,767
Other assets less liabilities — 0.1%		112,051
Net Assets — 100.0%		$83,229,818

*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $84,780,192. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Sold

Short QQQ® ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini NASDAQ Futures Contracts	183	September - 06	$5,794,695	$(26,315)

Cash collateral in the amount of $799,984 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

Short QQQ® ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100 Index, expiring 09/27/06	$(76,955,133)	$(438,744)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort S&P500® ProShares

Schedule of Portfolio Investments

August 31, 2006 (unaudited)

	Principal Amount	Value
Repurchase Agreement*(a) — 100.0%
Bank of America Corp., 5.25%, dated 08/31/06, due 09/01/06, total to be received $111,109,137 (Cost $111,092,936)	$111,092,936	$111,092,936
Other assets less liabilities (NM)		5,581
Net Assets — 100.0%		$111,098,517

*

Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank: 0.00% to 6.30%, due 10/12/06 to 07/28/15; Federal Home Loan Mortgage Corp.: 2.05% to 6.25%, due 11/09/06 to 06/27/16; Federal National Mortgage Association: 2.50% to 6.625%, due 01/12/07 to 02/16/16, which had a total value of $113,314,888. The investment in the repurchase agreement is through participation in a pooled account.

(a)	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(NM)	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

UltraShort S&P500® ProShares had the following open futures contracts as of August 31, 2006:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	122	September - 06	$7,958,975	$(47,969)

Cash collateral in the amount of $459,169 was pledged to cover margin requirements for open futures contracts as of August 31, 2006.

Swap Agreements

UltraShort S&P500® ProShares had the following open swap agreement as of August 31, 2006:

	Notional Amount	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P 500 Index, expiring 09/27/06	$(214,071,144)	$(326,222)

See accompanying notes to the Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

August 31, 2006

(unaudited)

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of schedules of portfolio investments in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Most swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular Fund.

2. Securities Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on trade date of the last business day of the reporting period.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis Mayberg
Louis Mayberg
President
October 25, 2006

By:	/s/ Simon Collier
Simon Collier
Treasurer
October 25, 2006